Goodwill and Other Intangible Assets, Net (Details) - Summary of detail of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 45,306	$ 49,958
Accumulated Amortization	(26,452)	(19,406)
Net Carrying Amount	$ 18,854	$ 30,552	$ 10,785
Weighted-Average Remaining Life (Years)	2 years 2 months 12 days	3 years 2 months 12 days
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 12,043	$ 13,695
Accumulated Amortization	(6,423)	(4,651)
Net Carrying Amount	$ 5,620	$ 9,050
Weighted-Average Remaining Life (Years)	2 years 3 months 18 days	3 years 2 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 32,932	$ 35,401
Accumulated Amortization	(19,698)	(14,271)
Net Carrying Amount	$ 13,234	$ 21,124
Weighted-Average Remaining Life (Years)	2 years 2 months 12 days	3 years 2 months 12 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 331	$ 862
Accumulated Amortization	(331)	(484)
Net Carrying Amount	$ 0	$ 378
Weighted-Average Remaining Life (Years)		6 months